Related party balance	12 Months Ended
Jun. 30, 2024
Related party balance
Related party balance
8.	Related party balance

The following table shows the balance of related party:

	As of June 30,
	2023	2024
	US$	US$

Hywin Enterprise Management Consulting (Shanghai) Co., Ltd.*	10,109	11,488
Total due to related party	10,109	11,488

* The Company’s previously combined subsidiary in the PRC recorded as intercompany balances.